Accounts Payable and Accrued Expenses (Details Narrative) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 751,365	$ 794,057	$ 854,990
Accounts payable	517,278	556,653	524,273
Tenant improvement allowance	7,500
Accrued liabilities	15,209	22,026	58,124
Accrued salaries and related payroll taxes payable	$ 226,588	$ 237,404	$ 330,717